Property, Plant and Equipment - Schedule of Estimated Useful Lives of the Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, accumulated depreciation		$ (52,026)	$ (50,590)
Property, plant and equipment, Acquisitions, accumulated depreciation
Property, plant and equipment, Disposals, accumulated depreciation
Change in property, plant and equipment, accumulated depreciation	$ (2,154)	$ (1,436)
Percentage of change in property, plant and equipment, accumulated depreciation	4.00%	3.00%
Property, plant and equipment, net	$ 77,074	$ 79,228	80,664
Property, plant and equipment, Acquisitions, net
Property, plant and equipment, Disposals, net
Change in property, plant and equipment, net	$ (2,154)	$ (1,436)
Change of percentage in property, plant and equipment, net	(3.00%)	(2.00%)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,234	$ 1,234	1,234
Property, plant and equipment, Acquisitions, gross
Property, plant and equipment, Disposals, gross
Change in property, plant and equipment, gross
Percentage of change in property, plant and equipment, gross	0.00%	0.00%
Computers and Peripherals [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,404	$ 10,404	10,404
Property, plant and equipment, Acquisitions, gross
Property, plant and equipment, Disposals, gross
Change in property, plant and equipment, gross
Percentage of change in property, plant and equipment, gross	0.00%	0.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 78,959	$ 78,959	78,959
Property, plant and equipment, Acquisitions, gross
Property, plant and equipment, Disposals, gross
Change in property, plant and equipment, gross
Percentage of change in property, plant and equipment, gross	0.00%	0.00%
Improvements in third party properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 40,657	$ 40,657	$ 40,657
Property, plant and equipment, Acquisitions, gross
Property, plant and equipment, Disposals, gross
Change in property, plant and equipment, gross
Percentage of change in property, plant and equipment, gross	0.00%	0.00%